Earnings (loss) per ordinary share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings (loss) per ordinary share

14.  Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any. Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive.

	2019	2018	2017
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(280,601)	43,661	(678)
Denominator:
Weighted average basic shares outstanding	169,152,905	171,406,272	171,949,128
Basic earnings (loss) per ordinary share (US$)	(1.66)	0.25	—

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(280,601)	43,661	(678)
Denominator:
Weighted average basic shares outstanding	169,152,905	171,406,272	171,949,128
Effect of dilutive securities	—	123,340	—
Weighted average dilutive shares outstanding	169,152,905	171,529,612	171,949,128
Diluted earnings (loss) per ordinary share (US$)	(1.66)	0.25	—

Potential ordinary shares of  445,008, of 269,116, and of 70,673 were excluded from the calculation of diluted earnings (loss) per ordinary share in 2019, 2018, and 2017 respectively because their effect would be anti-dilutive.